Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Allowance for loan losses	$ 22,935	$ 25,497
Held-to-maturity, market value	26,561	16,317
Available-for-sale, amortized cost	336,335	313,111
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,498,588	7,419,204
Common stock, shares outstanding	7,498,588	7,419,204
Net unrealized gains (losses) on available-for-sale securities, income taxes	$ 2,666	$ 1,595